UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2017
(Unaudited)

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2017 (Unaudited)

Consolidated Schedule of Investments	1-10
Consolidated Statement of Assets and Liabilities	11
Consolidated Statement of Operations	12
Consolidated Statements of Changes in Net Assets	13
Consolidated Statement of Changes in Members’ Equity	14
Consolidated Statement of Cash Flows	15
Consolidated Financial Highlights	16-18
Notes to Consolidated Financial Statements	19-33
Other Information	34

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2017 (Unaudited)

 INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Common Stocks (4.78%) Asia - Pacific (0.25%)	Industry	Acquisition Date	Shares	Fair Value
APA Group	Utilities	2/11/2016	443,000	$2,897,734
Cheung Kong Infrastructure Holdings Ltd.	Utilities	2/11/2016	465,000	3,997,613
Total Asia - Pacific (0.25%)				6,895,347

North America (1.48%)
American Water Works Co., Inc.	Utilities	2/10/2016	39,000	3,154,710
Ares Capital Corp.	Diversified Financial Services	2/10/2016	202,000	3,312,800
Atmos Energy Corp.	Utilities	2/10/2016	56,000	4,695,040
Brookfield Infrastructure Partners, L.P.	Utilities	2/10/2016	65,150	2,810,571
Crown Castle International Corp.	Communication	2/10/2016	27,000	2,698,920
Enbridge, Inc.	Utilities	2/10/2016	86,500	3,604,482
Hydro One Ltd.	Utilities	2/10/2016	170,000	3,085,122
KKR & Co. L.P.	Diversified Financial Services	2/10/2016	212,000	4,305,720
New Mountain Finance Corp.	Diversified Financial Services	2/10/2016	227,000	3,223,400
Onex Corporation	Diversified Financial Services	2/10/2016	21,000	1,613,433
Republic Services Inc.	Energy	8/28/2017	55,000	3,632,750
Solar Capital Ltd	Diversified Financial Services	8/28/2017	80,000	1,731,200
Union Pacific Corp.	Transportation	6/24/2016	26,500	3,072,145
Total North America (1.48%)				40,940,293

Western Europe (3.05%)
Eutelsat Communications SA	Communication	9/22/2016	100,000	2,958,926
National Grid PLC	Utilities	2/10/2016	277,250	3,434,531
Veolia Environnement SA	Utilities	8/28/2017	130,000	3,001,365
HICL Infrastructure Co. Ltd.	Social Infrastructure	3/24/2016	2,713,863	5,678,380
Eurazeo SA	Diversified Financial Services	12/12/2016	42,000	3,751,085
Gimv N.V.	Diversified Financial Services	2/10/2016	41,500	2,542,743
HgCapital Trust PLC	Diversified Financial Services	2/10/2016	178,500	3,897,665
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	2/10/2016	369,777	3,709,825
Intermediate Capital Group PLC	Diversified Financial Services	12/12/2016	135,000	1,693,001
Investor AB	Diversified Financial Services	8/28/2017	78,000	3,840,171
Flughafen Zuerich AG	Transportation	7/1/2016	12,500	2,827,873
VAT Group AG	Industrial Machinery	4/14/2016	292,362	40,477,877
Vinci SA	Transportation	2/10/2016	64,500	6,129,640
Total Western Europe (3.05%)				83,943,082

Total Common Stocks (Cost $83,440,323)(4.78%)				$131,778,722

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2017 (Unaudited) (continued)

Private Equity Investments (75.15%) Direct Investments * (55.78%) Direct Equity (31.80%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (4.34%)
AAVAS Financiers Limited [a,b]	Common equity	6/23/2016	6,475,083	$32,534,941
Argan Mauritius Limited [a]	Common equity	5/9/2016	106,215	17,874,742
Brilliant Circle Holdings International Ltd. [a]	Common equity	4/14/2011	12,448,515	1,769,059
Craveable Brands Limited [a]	Common equity	9/30/2011	855,277	1,494,809
Fermo Limited [a]	Common equity	4/24/2012	5,600,000	14,103,466
Fermo Limited [a]	Preferred equity	4/24/2012	323,690	320,563
Huntress Co-Investment L.P., 1 [a,b,c]	Limited partnership interest	4/8/2016	—	46,857,478
Kowloon Co-Investment, L.P. [a,c]	Limited partnership interest	11/4/2015	—	2,741,044
The Baring Asia Private Equity Fund VI Co-Investment L.P. [a,c]	Limited partnership interest	12/30/2016	—	1,899,035
Total Asia - Pacific (4.34%)				119,595,137

North America (17.05%)
Acrisure Investment Holdings, LLC [a]	Member interest	11/21/2016	14,779,221	22,820,034
Affordable Care Holding Corp. [a]	Common equity	10/22/2015	89,928	8,869,716
AP VIII Prime Security Serviced Holdings, L.P. [a,c]	Limited partnership interest	5/2/2016	—	14,341,673
Apollo Co-Investors (MHE), L.P. [a]	Limited partnership interest	5/21/2013	—	7,579,990
AqGen Island Intermediate Holdings II, Inc. [a]	Common equity	12/3/2015	1,189	1,854,818
Aurora Products Group, LLC [a,c,d]	Member interest	6/29/2012	—	12,189
CapitalSpring Finance Company, LLC [a]	Common equity	10/3/2014	3,020,546	4,744,640
CB Herff Jones Buyer HoldCo. / Varsity Brands Holding Co. [a]	Common equity	12/11/2014	9,836,554	13,133,873
CB Poly Holdings, LLC [a]	Preferred equity	8/16/2016	171,270	16,523,071
CD&R Univar Co-Investor, L.P. [a,c]	Limited partnership interest	11/15/2010	—	1,863,020
Desserts LLC [a]	Preferred equity	2/8/2016	7,989	10,265,277
ECP Holding Company, LLC [a,b]	Preferred equity	3/15/2016	9,753,907	10,321,062
Elgin Co-Investment, L.P.2 [a,c]	Limited partnership interest	11/28/2016	—	25,477,902
EXW Coinvest L.P. [a,c]	Limited partnership interest	11/28/2016	—	35,113,445
GC Athena Co-invest, L.P. [a,c]	Limited partnership interest	6/16/2016	—	11,364,104
Gemini Global Holdings Investor, LLC [a,c]	Member interest	6/17/2011	—	3,867,630
Goldcup Merger Sub, Inc. [a]	Common equity	5/2/2016	5,648,649	8,178,899
IG Igloo Holdings, Inc. [a]	Common equity	5/11/2016	9,058	30,016,080
KKBS Holdings, LLC [a,c,d]	Member interest	12/17/2010	—	10,272
KLFS Holdings, L.P. [a,c]	Limited partnership interest	12/16/2010	—	1
KOUS Holdings, Inc. [a]	Common equity	8/21/2015	10,950,000	14,499,191
KSBR Holding Corp. [a]	Common equity	6/28/2013	819,160	650,696
LTS Group Holdings, LLC [a]	Common equity	8/7/2015	11,026	38,605,710
MHS Acquisition Holdings, LLC [a,b]	Common equity	3/17/2017	7,319,607	7,324,952
MHS Blocker Purchaser L.P. [a,b]	Limited partnership interest	8/18/2017	28,280,767	28,301,375
NDES Holdings, LLC [a,c]	Member interest	9/19/2011	—	8,942,335
NTS Holding Corporation, Inc. [a]	Common equity	11/21/2013	2,740	2,506,076
Polaris Investment Holdings, L.P [a,c]	Limited partnership interest	6/7/2016	—	24,923,470
QOL Meds Holding Company, LLC [a]	Common equity	12/5/2013	15,750,000	20,449,513
S-Evergreen Holding Corp. [a]	Common equity	7/17/2012	226,635	96,762
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. [a,c]	Limited partnership interest	5/14/2012	—	2,158,729
SLP West Holdings Co-Invest Feeder II, L.P. [a]	Limited partnership interest	8/18/2017	—	25,583,085
Snacks Parent Corporation [a,c,d]	Preferred equity	5/23/2013	—	17,655
SPH GRD Holdings, LLC [a]	Common equity	6/18/2013	1,152,321	26,295,967
Spring Topco Limited [a]	Common equity	11/24/2010	772,737	1
THL Equity Fund VI Investors (BKFS), L.P. [a,c]	Limited partnership interest	12/30/2013	—	22,599,832
TKC Topco LLC [a]	Common equity	10/14/2016	4,632,829	5,520,378
Velocity Holdings Corp. [a]	Common equity	8/6/2012	3,749,777	14,798,361
WP Mustang Co-Invest-C, L.P. [a,c]	Limited partnership interest	10/1/2015	—	369,541
Total North America (17.05%)				470,001,325

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2017 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Rest of World (0.00%)
Helios Towers Africa Ltd. [a,e]	Limited partnership interest	12/5/2014	14,040,000	$—
Total Rest of World (0.00%)				—

South America (0.65%)
Carlyle Retail Turkey Partners, L.P. [a,c]	Limited partnership interest	7/11/2013	—	7,971,647
Centauro Co-Investment Fund, L.P. [a,c]	Limited partnership interest	11/28/2013	—	4,235,019
DLJSAP BookCO, LLC [a]	Member interest	4/23/2010	16,958	363,423
GTS II Cayman Corporation [a]	Common equity	7/24/2013	2,823,797	5,390,439
Total South America (0.65%)				17,960,528

Western Europe (9.76%)
Astorg Co-Invest SGG, FCPI [a,b,c]	Limited partnership interest	2/10/2016	—	21,489,188
AX IV SAIC Holding III ApS [a]	Common equity	9/23/2016	214,422,725	17,882,983
Capvis IV Co - Investors Faster L.P [a,b,c]	Limited partnership interest	9/24/2014	—	25,250,589
CCM Mezzanine Co-Invest, L.P. [a,c]	Limited partnership interest	1/23/2013	—	13,723
Ciddan S.a.r.l. [a]	Common equity	9/15/2017	12,263,242	14,497,012
Ciddan S.a.r.l. [a]	Preferred equity	9/15/2017	23,249,522	27,484,463
EQT Marvin Co-Investment, L.P. [a,c]	Limited partnership interest	7/20/2010	—	1,165,189
Eurodrip Co-Investment Fund I, L.P. [a,c]	Limited partnership interest	3/18/2013	—	2,694,283
Fides S.p.A [a]	Common equity	12/15/2016	1,096,526	2,073,988
Global Blue Investment & Co S.C.A. [a]	Common equity	7/31/2012	60,000	11,368,050
Global Blue Investment & Co S.C.A. [a]	Preferred equity	7/31/2012	5,940,000	5,204,597
Hogan S.a r.l. [a]	Common equity	12/22/2011	272,221	1,838,516
Hogan S.a r.l. [a]	Preferred equity	12/22/2011	1,810,271	1
Kaffee Partner Holding GmbH [a]	Common equity	5/28/2010	1,237	982,038
KKR Matterhorn Co-Invest L.P. [a,c]	Limited partnership interest	11/2/2012	—	2,647,080
Peer Holding I BV [a]	Common equity	11/17/2011	4,003,593	56,523,919
Quadriga Capital IV Investment Holding II L.P. [a,b,c]	Limited partnership interest	9/9/2016	—	18,376,628
R&R co-invest FCPR [a,c,f]	Limited partnership interest	7/5/2013	—	38,530,970
S.TOUS, S.L [a]	Common equity	10/6/2015	622	15,935,450
Valhalla Co-Invest L.P. [a,c]	Limited partnership interest	1/18/2011	—	5,256,139
Total Western Europe (9.76%)				269,214,806

Total Direct Equity (31.80%)				$876,771,796

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (23.98%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (1.47%)
Casmar (Australia) PTY Ltd. [a]	Cash 5.50% + L (1.00% floor)^^	4/11/2017	12/20/2023	Senior	$7,504,520	$7,598,326
Casmar (Australia) PTY Ltd. [a]	Cash 9.25% + BBSY (1.00% floor)	12/20/2016	12/20/2024	Second Lien	14,305,845	14,305,846
Craveable Brands Limited [a]	Cash 5.00% + BBSY; PIK 3.50%	9/30/2011	12/31/2018	Mezzanine	4,936,328	4,981,769
Stiphout Finance, LLC [a]	Cash 3.75% + L (1.00% floor)^^	10/30/2015	10/26/2022	Senior	7,011,900	7,073,254
Stiphout Finance, LLC [a]	Cash 8.00% + L (1.00% floor)^^	10/30/2015	10/26/2023	Second Lien	6,503,912	6,487,652
Total Asia - Pacific (1.47%)						40,446,847

North America (16.46%)
ABILITY Network, Inc. [a]	Cash 5.00% + L (1.00% floor)^^	6/4/2014	5/16/2021	Senior	7,498,125	7,559,085
ABILITY Network, Inc. [a]	Cash 8.25% + L (1.00% floor)^^	6/4/2014	5/16/2022	Second Lien	11,500,000	11,672,500
Acrisure Intermediate, Inc. [a]	Cash 9.25% + L (1.00% floor)^^	11/22/2016	11/22/2024	Second Lien	13,664,226	13,664,226
Affordable Care Holding Corp. [a]	Cash 8.50% + L (1.00% floor)^^	10/22/2015	4/22/2023	Second Lien	16,861,500	16,861,500

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2017 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Ascensus, Inc. [a]	Cash 4.50% + L (1.00% floor)^^	12/7/2015	12/3/2022	Senior	$19,466,545	$19,649,141
Ascensus, Inc. [a]	Cash 9.00% + L (1.00% floor)^^	12/4/2015	12/3/2023	Second Lien	27,540,000	27,540,000
Bioclinica Holding I LP [a]	Cash 8.25% + L (1.00% floor)^^	11/4/2016	10/20/2024	Second Lien	20,750,000	20,380,442
CapitalSpring Finance Company, LLC [a]	Cash 8.00%; PIK 5.00%	3/1/2017	2/10/2023	Mezzanine	2,610,083	2,643,072
CapitalSpring Finance Company. LLC [a]	Cash 6.00%; PIK 7.25%	9/13/2013	10/2/2019	Mezzanine	9,215,030	9,215,030
CDRH Parent, Inc. [a]	Cash 8.00% + L (1.00% floor)^^	8/6/2014	7/1/2022	Second Lien	10,000,000	5,500,000
Constellation Brands Canada, Inc. [a]	Cash 8.25% + L (1.00% floor)^	12/16/2016	12/16/2024	Second Lien	20,014,545	20,014,545
Delta Holdco LLC [a]	Cash 5.00% + L (1.00% floor)^	11/21/2016	11/7/2023	Senior	5,506,200	5,552,672
Delta Holdco LLC [a]	Cash 8.75% + L (1.00% floor)^	11/18/2016	11/7/2024	Second Lien	22,080,000	22,080,000
Diamond Parent Holdings, Corp. [a]	Cash 6.25% + L (1.00% floor)^^	12/23/2016	4/14/2022	Senior	2,058,307	2,058,307
Diamond Parent Holdings, Corp. [a]	Cash 6.75% + L (1.00% floor)^^	4/29/2016	4/14/2022	Senior	21,063,375	21,063,375
Evergreen ACQCO1 L.P. [a]	Cash 8.00%; PIK 2.75%	7/17/2012	7/11/2022	Mezzanine	6,456,352	6,456,352
Global Tel*Link Corporation [a]	Cash 3.75% + L (1.25% floor)^	5/4/2012	5/23/2020	Senior	3,857,872	3,902,720
Global Tel*Link Corporation [a]	Cash 7.75% + L (1.25% floor)^^	6/13/2013	11/23/2020	Second Lien	24,239,848	24,199,489
Goldcup Merger Sub, Inc. [a]	Cash 9.25% + L (1.00% floor)^^	5/2/2016	5/2/2024	Second Lien	41,800,000	41,800,000
Interstate Hotels Holding [a]	Cash 4.75% + L (1.00% floor)^^	5/18/2016	5/3/2022	Senior	29,700,072	29,551,571
KSBR Holding Corp. [a]	Cash 11.00%	2/27/2015	8/27/2022	Mezzanine	6,384,000	6,384,000
Learning Care Group (US) No.2, Inc. [a]	Cash 4.50% + L (1.00% floor)^^	6/24/2014	5/5/2021	Senior	5,932,625	5,999,367
Lightower [a]	Cash 10.00%	8/11/2015	2/12/2022	Mezzanine	6,942,764	6,942,764
Lightower [a]	PIK 12.00%	8/11/2015	8/12/2025	Mezzanine	6,565,194	6,595,831
Netsmart Technologies Holding [a]	Cash 9.50% + L (1.00% floor)^^	5/5/2016	10/19/2023	Second Lien	22,725,000	22,838,625
NTS Holding Corporation, Inc [a]	Cash 6.25% + L (1.00% floor)^^	6/19/2015	6/12/2021	Senior	7,342,567	7,342,567
Pet Holdings ULC [a]	Cash 5.50% + L (1.00% floor)^^	7/8/2016	7/5/2022	Senior	9,648,617	9,648,617
Plano Molding Company, LLC [a]	Cash 6.00% + L (1.00% floor)^^	5/12/2015	5/12/2021	Second Lien	6,779,812	5,246,372
Pretium Packaging LLC [a]	Cash 5.75% + L (1.00% floor)^^	11/23/2016	11/14/2022	Senior	9,407,091	9,360,055
Pretium Packaging LLC [a]	Cash 9.50% + L (1.00% floor)^^	12/1/2016	5/14/2023	Second Lien	10,635,560	10,635,560
Prime Security Services Borrower, LLC [a]	Cash 9.25%	5/2/2016	5/15/2023	Second Lien	11,850,000	11,850,000
Strategic Partners, Inc. [a]	Cash 5.25% + L (1.00% floor)^	7/20/2016	6/30/2023	Senior	13,339,368	13,489,436
Tierpoint LLC [a]	Cash 8.75% + L (1.00% floor)^	4/18/2016	12/2/2022	Second Lien	13,500,000	13,775,670
WP CPP Holdings, LLC [a]	Cash 3.50% + L (1.00% floor)^^	2/10/2016	12/27/2019	Senior	12,657,500	12,376,693
Total North America (16.46%)						453,849,584

Western Europe (6.05%)
AI Alabama B.V. [a]	Cash 8.00% + L (1.00% floor)^^	7/10/2015	7/6/2023	Second Lien	6,374,927	6,414,770
Alpha Bidco SAS [a]	Cash 3.50% + E##	2/12/2016	1/29/2023	Senior	19,227,176	20,434,934
AutoForm Engineering GmbH [a]	Cash 4.25% + E##	7/22/2016	7/21/2023	Senior	6,125,783	6,625,824
AutoForm Engineering GmbH [a]	Cash 4.625% + L^^^	7/22/2016	7/21/2023	Senior	3,306,603	3,323,136
CFS 811 B.V. [a]	Cash 7.25% + E (0.75% floor)##	6/12/2015	6/12/2021	Senior	12,943,310	13,559,280
Knightrider S.a.r.l. [a]	Cash 3.50% + L (1.00% floor)^^	9/25/2013	8/14/2020	Senior	8,683,431	8,718,729
Lary 3 AB [a]	Cash 5.00% + E#	8/9/2016	7/20/2023	Senior	10,188,827	10,917,135
Mercury BondCo PLC [a]	Cash 8.75% + E###	12/15/2016	5/30/2021	Senior	26,662,384	30,263,084

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2017 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
Onex Wizard Acquisition Company II S.C.A. [a]	Cash 3.00% + L (1.00% floor)^	3/27/2015	3/27/2022	Senior	$2,271,429	$2,283,104
Onex Wizard Acquisition Company II S.C.A. [a]	Cash 3.75% + E#	3/19/2015	3/19/2022	Senior	8,356,335	8,423,186
OT Luxco 3 & Cy S.C.A. [a]	Cash 8.75% + E (1.00% floor)#; PIK 9.00%	5/31/2017	5/31/2027	Mezzanine	18,323,352	18,935,804
Peer Holding B.V [a]	Cash 4.25% + E##	2/25/2016	2/25/2022	Senior	19,381,156	19,618,381
Photonis Technologies S.A.S. [a]	Cash 7.50% + L (1.00% floor)^^	9/27/2013	9/18/2019	Second Lien	8,555,969	7,486,473
Springer Science+Business Media Finance BV [a]	Cash 3.50% + L (1.00% floor)^^	6/25/2015	8/14/2020	Senior	9,588,483	9,627,460
Total Western Europe (6.05%)						166,631,300
Total Direct Debt (23.98%)						$660,927,731

Total Direct Investments (55.78%)						$1,537,699,527

Secondary Investments * (10.80%)	Acquisition Date	Fair Value**
Asia - Pacific (0.23%)
Baring Asia Private Equity Fund IV, L.P. [a]	11/24/2009	$52,746
Carlyle Japan International Partners II, L.P. [a]	12/28/2012	3,739,214
CVC Capital Partners Asia Pacific III, L.P. [a]	1/11/2013	1,067,188
Jerusalem Venture Partners IV, L.P. [a]	9/30/2015	29,694
TRG Growth Partnership (Offshore) II, L.P. [a]	8/2/2010	329,495
TRG Growth Partnership (Offshore), L.P. [a]	8/2/2010	18,394
TRG Growth Partnership II, L.P. [a]	7/8/2010	987,779
Total Asia - Pacific (0.23%)		6,224,510

North America (7.83%)
Apollo Investment Fund IX, L.P [a]	6/1/2017	900
Apollo Investment Fund VII, L.P. [a]	7/1/2010	421,142
Apollo Overseas Partners (Delaware) VII, L.P. [a]	10/1/2009	171,121
Bain Capital Fund VIII, L.P. [a,f]	12/31/2015	40,802
Bain Capital Fund X, L.P. [a]	6/30/2011	14,765,557
Bain Capital IX Co-Investment Fund, L.P. [a]	12/31/2015	40,098
Bain Capital Partners IX, L.P. [a]	12/31/2015	365,277
Bain Capital VIII Co-Investment Fund, L.P. [a,f]	12/31/2015	7,483
Bain Capital X Co-Investment Fund, L.P. [a]	6/30/2011	447,575
Bertram Growth Capital II-A, L.P. [a]	9/30/2015	3,532,236
Carlyle Partners IV, L.P. [a]	6/30/2010	112,790
Clayton, Dubilier & Rice Fund VII L.P. [a]	6/30/2011	698,195
Clayton, Dubilier & Rice Fund VIII, L.P. [a]	3/29/2012	6,602,058
Frazier Healthcare VI, L.P. [a]	6/30/2012	1,080,446
FS Equity Partners V, L.P. [a]	8/7/2012	1,061,234
Genstar Capital Partners IV, L.P. [a]	9/30/2015	330
Genstar Capital Partners V, L.P. [a]	9/30/2015	732,395
Gridiron Energy Feeder I, LP [a]	5/15/2017	31,721,438
Gryphon Partners 3.5, L.P. [a]	5/21/2013	3,065,664
Gryphon Partners IV L.P. [a]	2/8/2016	19,251,470
H.I.G. Bayside Debt & LBO Fund II, L.P. [a]	12/30/2010	1,090,530
Harvest Partners V, L.P. [a]	9/30/2011	169,918
Harvest Partners VII, L.P. [a]	9/30/2011	2,945,592

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2017 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments * (continued)	Acquisition Date	Fair Value**
North America (continued)
Hellman & Friedman Capital Partners VI, L.P. [a]	12/31/2012	$1,765,576
Hellman & Friedman Capital Partners VII, L.P. [a]	6/30/2014	4,121,358
Highstar Capital III Prism Fund, L.P. [a]	7/1/2010	1,102,343
Investcorp Private Equity 2007 Fund, L.P. [a]	3/31/2011	1,457,367
Investcorp Technology Partners III (Cayman), L.P. [a]	8/19/2011	2,229,016
Irving Place Capital Investors II, L.P. [a,f]	12/21/2009	21,124
Lee Equity Partners Fund, L.P. [a]	6/30/2017	15,435
Lee Equity Partners II, L.P. [a]	8/1/2017	846,702
Lee Equity Partners Realization Fund, L.P. [a]	6/30/2017	24,197,070
Lightyear Fund II, L.P. [a]	9/30/2013	440,471
Madison Dearborn Capital Partners V, L.P. [a]	3/31/2011	2,021,923
MidOcean Partners III, L.P. [a]	6/30/2011	1,552,154
Monomoy Capital Partners II, L.P. [a]	9/30/2015	1,211,153
Oak Investment Partners XII, L.P. [a]	6/28/2012	692,853
Palladium Equity Partners III, L.P. [a]	8/2/2010	371,164
Pamlico Capital GP I, LLC [a]	3/31/2014	1
Pamlico Capital GP II, LLC [a]	3/31/2014	63,025
Pamlico Capital II, L.P. [a]	3/31/2014	7,094,478
Pamlico Capital Secondary Fund, L.P. [a]	3/31/2014	2,654
Providence Equity Partners IV, L.P. [a]	6/30/2011	1,775
Providence Equity Partners V, L.P. [a]	6/30/2011	155,702
Providence Equity Partners VI -A, L.P. [a]	6/30/2011	9,735,137
Providence Equity Partners VII-A, L.P. [a]	6/30/2013	2,014,914
Silver Lake Partners II, L.P. [a]	6/30/2014	174,232
Silver Lake Partners III, L.P. [a]	6/30/2010	11,246,743
Silver Lake Partners V, L.P. [a]	9/30/2013	4,661
Silver Lake Sumeru Fund, L.P. [a]	12/18/2009	448,123
Sun Capital Partners V, L.P. [a]	9/30/2013	16,861,014
TA Atlantic & Pacific VI, L.P. [a]	9/30/2015	709,998
TA Atlantic and Pacific V, L.P. [a]	9/30/2015	17,829
TA X, L.P. [a]	9/30/2015	33,475
TA XI, L.P. [a]	9/30/2015	3,082,412
TCV VI, L.P. [a]	9/30/2013	966,657
TCV VII (A), L.P. [a]	9/30/2013	10,791,841
TorQuest Partners Fund (U.S.) II, L.P. [a]	9/30/2015	196,970
TPG Partners V, L.P. [a]	1/4/2012	1,323,036
TPG Partners VI, L.P. [a]	7/1/2010	13,267,315
Tudor Ventures III, L.P. [a]	12/31/2012	2,815,931
Warburg Pincus Private Equity X, L.P. [a]	9/28/2012	4,647,004
Total North America (7.83%)		216,024,887

Western Europe (2.74%)
3i Eurofund Vb, L.P. [a]	9/30/2009	5,475,855
3i Growth Capital B, L.P. [a]	10/1/2014	283,797
Abingworth Bioventures III, L.P. [a]	9/30/2015	69,718
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. [a]	6/30/2012	483,742
Abingworth Bioventures V, L.P. [a]	6/30/2012	424,947
Advent International GPE VI, L.P. [a]	9/30/2010	2,099,617
Apax Europe VI - A, L.P. [a]	7/1/2011	163,985
Apax Europe VII - B, L.P. [a]	4/30/2011	213,781
Astorg V FCPR [a,f]	9/30/2015	3,268,353
Astorg VI, FCPI [a]	6/30/2016	3,130,425
BC European Capital IX, L.P. [a]	9/30/2014	5,203,744

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2017 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments * (continued)	Acquisition Date	Fair Value**
Western Europe (continued)
Candover 2005 Fund, L.P. [a]	4/6/2010	$7,822
Carlyle Europe Partners II, L.P. [a]	12/28/2012	38,180
Carlyle Europe Partners III, L.P. [a]	12/28/2012	3,864,369
CCP IX L.P. No.2 [a]	9/30/2014	1,460,078
CVC European Equity Partners V, L.P. [a]	7/12/2010	2,006,465
ESP Golden Bear Europe Fund [a]	12/31/2016	26,906,082
Fourth Cinven Fund, L.P. [a]	4/16/2010	151,225
Galileo III FCPR [a]	9/30/2015	131,665
Graphite Capital Partners VI, L.P. [a]	9/30/2015	138,481
Graphite Capital Partners VII Top-Up [a]	9/30/2015	63,036
Graphite Capital Partners VII, L.P. [a]	9/30/2015	423,806
Indigo Capital V, L.P. [a]	9/30/2015	262,344
Industri Kapital 1997 Fund [a]	9/30/2015	1,503
Industri Kapital 2000, L.P. [a]	9/30/2015	4,573
Italian Private Equity Fund IV, L.P. [a]	1/29/2016	125,367
KKR European Fund III, L.P. [a]	3/1/2011	3,994,373
Montagu III, L.P. [a]	12/9/2009	22
PAI Europe V [a,f]	9/30/2014	744,019
Permira Europe I, L.P.1B [a]	11/29/2013	44,260
Permira Europe II, L.P. [a]	11/29/2013	34,130
Permira Europe III, L.P. [a]	9/30/2013	52,837
Permira IV, L.P. [a]	9/30/2013	6,013,490
Riverside Europe Fund IV, L.P. [a]	9/30/2014	2,137,429
Terra Firma Capital Partners III, L.P. [a]	9/30/2013	6,158,127
Total Western Europe (2.74%)		75,581,647
Total Secondary Investments (10.80%)		$297,831,044

Private Equity Investments (continued) Primary Investments * (8.57%)	Acquisition Date	Fair Value**
Asia - Pacific (0.73%)
Baring Asia Private Equity Fund V, L.P. [a]	12/1/2010	$3,700,949
Hony Capital Fund VIII, L.P. [a]	10/30/2015	6,029,252
Hony Capital Partners V, L.P. [a]	12/15/2011	10,357,972
Total Asia - Pacific (0.73%)		20,088,173

North America (6.03%)
Apollo Investment Fund VIII, L.P. [a]	6/28/2013	7,420,128
Ares Corporate Opportunities Fund IV, L.P. [a]	4/19/2012	8,463,391
Ares Corporate Opportunities Fund V, L.P. [a]	12/28/2015	892,096
Avista Capital Partners II, L.P. [a]	1/1/2014	423,240
Avista Capital Partners III, L.P. [a]	10/3/2011	7,988,587
Bain Capital Fund XII, L.P. [a]	7/1/2017	6,000
Berkshire Fund IX, L.P. [a]	3/18/2016	1,630,299
Caltius Partners V-A, L.P. [a]	12/2/2014	3,994,400
Clayton Dubilier & Rice Fund IX, L.P. [a]	7/31/2013	6,400,719
Clayton, Dubilier & Rice Fund X, L.P. [a,e]	12/13/2016	—
Crescent Mezzanine Partners VI, L.P. [a]	3/30/2012	2,770,429
Genstar Capital Partners VI, L.P. [a]	9/1/2012	7,721,839
Genstar Capital Partners VII, L.P. [a]	6/26/2015	9,162,721
Genstar Capital Partners VIII, L.P. [a]	3/23/2017	44,451
GoldPoint Mezzanine Partners IV, L.P. [a]	12/30/2015	4,352,279
KKR Americas Fund XII L.P. [a,e]	9/16/2016	—
KKR North America Fund XI, L.P. [a]	2/1/2012	11,649,734
Kohlberg TE Investors VII, L.P. [a]	9/15/2011	9,237,933

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2017 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments * (continued)	Acquisition Date	Fair Value**
North America (continued)
Kohlberg Te Investors VIII-B, L.P. [a]	8/4/2016	$379,352
Leeds Equity Partners VI, L.P. [a]	11/25/2016	4,070,615
Nautic Partners VII-A, L.P. [a]	6/27/2014	8,715,508
New Enterprise Associates 14, L.P. [a]	5/4/2012	7,520,913
New Mountain Capital V, L.P. [a]	6/29/2017	5,486
NexPhase III-A,L.P. [a]	9/1/2016	10,216,055
Oak Hill Capital Partners IV, L.P. [a,f]	4/28/2017	4,598,535
Patria - Brazilian Private Equity Fund IV, L.P. [a]	6/30/2011	5,077,934
PennantPark Credit Opportunities Fund II, L.P. [a]	8/3/2012	7,919,331
Silver Lake Partners IV, L.P. [a]	7/30/2012	9,849,606
Sumeru Equity Partners Fund, L.P. [a]	4/27/2015	2,761,190
Thompson Street Capital Partners IV, L.P. [a]	12/10/2015	4,201,210
TPG Partners VII, L.P. [a]	3/1/2016	6,256,939
Trident VII, L.P. [a,e]	9/22/2016	—
Welsh, Carson, Anderson & Stowe XII, L.P. [a]	12/19/2014	7,185,242
Windjammer Senior Equity Fund IV, L.P. [a]	2/6/2013	5,322,415
Total North America (6.03%)		166,238,577

South America (0.07%)
Altra Private Equity Fund II, L.P. [a]	12/7/2012	2,000,338
Total South America (0.07%)		2,000,338

Western Europe (1.74%)
Advent International GPE VII-B, L.P. [a]	7/1/2012	13,018,567
Advent International GPE VIII-C, L.P [a]	3/22/2016	4,707,768
Advent Latin American Private Equity Fund VI-H L.P. [a]	10/17/2014	2,779,866
Bain Capital Europe Fund IV, L.P. [a]	9/1/2014	3,757,889
CapVest Equity Partners III B, L.P. [a]	8/30/2013	3,783,542
Carlyle Europe Partners IV, L.P. [a]	8/27/2013	1,099,105
CVC Capital Partners VI (A) L.P. [a,f]	7/5/2013	4,992,766
EQT Mid Market (No.1) Feeder L.P. [a]	7/1/2016	174,183
EQT VI (No.1), L.P. [a]	7/1/2011	4,254,798
HgCapital 8 L.P. [a,e]	12/19/2016	—
HgCapital Mercury 2 [a]	2/15/2017	6,856
Index Ventures Growth III (Jersey) L.P. [a]	3/18/2015	3,974,298
Nordic Capital IX, L.P. [a,e]	7/18/2017	—
PAI Europe VI -1, L.P. [a]	3/12/2015	4,650,021
Polish Enterprise Fund VIII, L.P. [a,e]	9/15/2017	—
Sixth Cinven Fund (No.3) L.P. [a,f]	5/1/2016	633,398
Total Western Europe (1.74%)		47,833,057
Total Primary Investments (8.57%)		236,160,145

Total Private Equity Investments (Cost $1,728,545,794)(75.15%)		$2,071,690,716

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2017 (Unaudited) (continued)

Short-Term Investments (13.22%) U.S. Government Treasury Obligations (13.22%)	Interest	Acquisition Date	Maturity Date	Principal	Fair Value
U.S. Treasury Bill [g]	1.04%	7/12/2017	10/12/2017	$125,000,000	$124,960,813
U.S. Treasury Bill [g]	1.04%	8/16/2017	12/7/2017	180,000,000	179,711,541
U.S. Treasury Bill [g]	1.11%	9/12/2017	3/1/2018	60,000,000	59,719,380
Total U.S. Government Treasury Obligations (13.22%)					$364,391,734

Total Short-Term Investments (Cost $364,389,736)(13.22%)					$364,391,734

Total Investments (Cost $2,176,375,853)(93.15%)					2,567,861,172

Other Assets in Excess of Liabilities (6.85%)					188,863,518

Net Assets (100.00%)					$2,756,724,690

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Fund.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of September 30, 2017 was 1.23%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of September 30, 2017 was 1.27%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of September 30, 2017 was 1.33%.

#	As of September 30, 2017, 1 month Euribor was -0.37%.

##	As of September 30, 2017, 3 month Euribor was -0.33%.

###	As of September 30, 2017, 6 month Euribor was -0.27%.

[a]	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2017 was $2,071,690,716, or 75.15% of net assets. As of September 30, 2017, the aggregate cost of each investment restricted to resale was $20,708,341, $10,621,500, $3,653,434, $1,550,134, $280,000, $323,690, $38,102,078, $2,204,592, $1,607,800, $18,761,058, $8,992,800, $11,854,788, $279, $1,226,349, $0, $4,168,272, $11,001,036, $17,127,003, $1,932,914, $8,571,126, $8,700,000, $24,699,091, $35,113,445, $10,874,179, $3,600,239, $5,648,649, $30,000,000, $0, $0, $10,950,000, $882,243, $21,663,833, $28,280,767, $7,319,607, $5,000,000, $3,373,063, $15,452,333, $10,960,931, $751,757, $2,903,775, $25,583,085, $0, $10,515,842, $139,844, $9,512,160, $4,632,829, $9,757,979, $2,594,651, $0, $6,939,071, $9,470,050, $498,775, $2,823,797, $27,746,952, $16,957,983, $17,488,457, $0, $961,329, $10,645,050, $1,142,031, $73,838, $5,474,829, $3,081,360, $393,883, $1,199,803, $9,986,563, $57,508, $15,971,593, $10,093,829, $12,156,155, $14,672,982, $27,818,080, $565,674, $3,902,841, $7,087,213, $12,811,375, $5,842,320, $6,976,125, $6,468,836, $7,343,125, $11,385,000, $13,390,942, $16,271,348, $18,278,544, $26,713,801, $20,335,000, $2,643,072, $9,219,826, $9,900,000, $18,146,266, $5,395,800, $21,638,400, $1,978,993, $20,796,750, $6,360,071, $3,870,372, $21,943,362, $40,546,000, $29,400,072, $6,208,274, $5,870,625, $6,803,909, $6,493,308, $21,816,000, $7,147,517, $9,548,957, $6,694,812, $9,231,257, $10,372,338, $11,850,000, $13,204,968, $12,870,000, $11,359,887, $6,279,303, $19,131,040, $5,890,176, $3,306,603, $12,943,310, $7,956,306, $10,137,883, $26,129,142, $2,259,429, $7,465,524, $17,500,708, $18,002,842, $8,282,969, $9,586,369, $66,240, $3,088,563, $1,980,037, $60,717, $267,209, $62,277, $900,884, $900, $531,058, $101,684, $81,030, $8,443,069, $85,398, $516,455, $6,438, $249,721, $3,856,485, $6,392, $2, $1,206,943, $746,614, $1,199,540, $76,463, $771,409, $31,764,606, $1,184,381, $18,106,216, $740,889, $144,339, $2,923,734, $792,857, $1,724,296, $1,081,267, $138,901, $1,514,699, $47,097, $15,474, $846,702, $16,732,466, $4,380,003, $1,476,986, $245,613, $1,128,617, $1,500,033, $210,582, $7,072, $82,118, $1,827,123, $123,048, $1, $428,308, $9,958,367, $1,270,103, $187,181, $7,006,011, $4,661, $220,060, $24,698,450, $778,434, $76,870, $124,270, $2,038,416, $519,527, $1,318,563, $974,506, $2,266,836, $11,637,380, $2,958,103, $3,786,046, $2,449,120, $156,644, $33,096, $921,223, $481,077, $1,219,166, $241,542, $558,404, $4,089,662, $3,321,099, $3,477,334, $247,187, $147,788, $6,105,651, $3,609,304, $789,060, $19,596,163, $279,088, $1, $1,019, $58,075, $420,266, $206,136, $120,293, $486, $1,

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2017 (Unaudited) (continued)

$2,108,613, $72,372, $645,291, $40,612, $111,689, $416,043, $7,096,638, $1,761,910, $2,140,762, $2,785,353, $6,101,136, $7,955,102, $5,990,574, $5,093,457, $965,568, $353,185, $7,974,934, $6,000, $1,667,241, $4,282,542, $5,773,732, $0, $2,431,771, $5,344,503, $7,870,807, $213,242, $4,196,132, $0, $7,959,616, $8,397,609, $449,110, $4,276,625, $3,717,472, $4,474,944, $5,486, $11,550,182, $5,790,497, $3,717,799, $6,759,433, $7,518,531, $2,648,700, $4,134,362, $5,682,960, $0, $6,083,332, $5,668,336, $2,488,660, $8,090,428, $4,585,000, $1,616,153, $3,240,154, $1,962,411, $1,080,547, $3,949,046, $766,867, $1,737,180, $0, $6,384, $4,023,182, $0, $3,329,671, $0 and $707,126, respectively, totaling $1,728,545,794.

[b]	Represents an affiliated issuer (see Note 8).

[c]	Investment does not issue shares.

[d]	Investment holds balance in escrow account.

[e]	Investment has been committed to but has not been funded by the Fund (see Note 12).

[f]	Non-income producing.

[g]	Each issue shows the rate of the discount at the time of purchase.

Legend:

BBSY – Bank Bill Swap Bid Rate

E – Euribor

L - Libor

PIK – Payment-in-Kind

A summary of outstanding financial instruments at September 30, 2017 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
December 21, 2017	Barclays Capital	$137,244,644	€113,800,000	$134,633,772	$2,610,872
December 21, 2017	Barclays Capital	$106,991,377	€88,700,000	$104,938,626	$2,052,751
					$4,663,623

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
September 30, 2017 (Unaudited)

Assets
Unaffiliated Private Equity Investments, at fair value (cost $1,564,227,999)	$1,881,234,503
Affiliated Private Equity Investments, at fair value (cost of $164,317,795)	190,456,213
Common stocks, at fair value (cost $83,440,323)	131,778,722
Short-term investments, at fair value (cost $364,389,736)	364,391,734
Cash and cash equivalents	193,137,521
Cash denominated in foreign currencies (cost $34,037,338)	34,082,176
Investment sales receivable	578,370
Dividends and interest receivable	5,645,836
Unrealized appreciation on forward foreign currency contracts	4,663,623
Prepaid assets	1,139,454
Total Assets	$2,807,108,152

Liabilities
Investment purchases payable	$1,214,910
Repurchase amounts payable for tender offers	23,926,372
Distribution and transfer agency fees payable	3,425,184
Incentive fee payable	8,153,393
Management fee payable	10,527,437
Professional fees payable	14,774
Line of credit fees payable	736,250
Interest expense payable	195,782
Accounting and administration fees payable	1,124,138
Custodian fees payable	84,077
Other payable	981,145
Total Liabilities	$50,383,462

Commitments and contingencies (See note 12)

Net Assets	$2,756,724,690

Net Assets consists of:
Paid-in capital	$2,320,076,805
Accumulated undistributed net investment income	19,805,358
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions	20,533,620
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	396,308,907
Total Net Assets	$2,756,724,690

Class A Units
Net assets	$1,540,090,617
Units outstanding	280,200,799
Net asset value per unit	$5.50
Class I Units
Net assets	$1,216,634,073
Units outstanding	220,213,919
Net asset value per unit	$5.52

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2017 (Unaudited)

Investment Income
Dividends (net of $121,305 withholding tax)	$37,765,099
Interest from unaffiliated investments	30,287,692
Transaction fee income	12,771
Other fee income	1,877,704
Total Investment Income	69,943,266

Operating Expenses
Management fees	20,463,368
Professional fees	1,278,441
Accounting and administration fees	1,231,775
Board of Managers' fees	123,967
Insurance expense	81,842
Custodian fees	90,084
Line of credit fees	1,087,500
Incentive fee	18,666,881
Interest expense	26,075
Distribution fees
Class A Units	4,999,244
Transfer agency fees
Class A Units	313,695
Class I Units	250,728
Other expenses	917,380
Total Expenses	49,530,980

Net Investment Income	20,412,286

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from unaffiliated investments	41,437,227
Net realized gain on foreign currency transactions	1,880,450
Net realized (loss) on forward foreign currency contracts	(23,626,125)
Net realized gain distributions from primary and secondary investments	2,674,315
Net change in accumulated unrealized appreciation (depreciation) on:
Unaffiliated investments	105,121,949
Affiliated investments	12,855,602
Foreign currency translation	(151,171)
Forward foreign currency contracts	1,761,137

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	141,953,384

Net Increase (Decrease) in Net Assets From Operations	$162,365,670

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2017 (Unaudited)	For the Period from January 1, 2017 to March 31, 2017(1)
Increase (decrease) in Net Assets resulting from operations:
Net investment income (loss)	$20,412,286	$(606,928)
Net realized gain (loss) on investments, foreign currency translation and forward foreign currency contracts	22,365,867	(1,832,247)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	119,587,517	79,115,568
Net increase in Net Assets resulting from operations:	$162,365,670	$76,676,393

Distributions to unitholders from:
Net investment income
Class A Units(2)	$—	$—
Class I Units(2)	—	—
Total distributions to unitholders	$—	$—

Capital transactions (see note 6):
Issuance of common Units
Class A Units(2)	$172,229,787	$78,770,728
Class I Units(2)	162,951,198	47,473,000
Repurchase of common Units
Class A Units(2)	(28,594,406)	(11,100,096)
Class I Units(2)	(37,690,731)	(12,855,534)
Exchanges of common Units
Class A Units(2)	(23,025,003)	(270,450,808)
Class I Units(2)	23,025,003	270,450,808
Total increase in Net Assets resulting from capital transactions	$268,895,848	$102,288,098

Total increase in Net Assets	$431,261,518	$178,964,491

Net Assets at beginning of period	$2,325,463,172	$2,146,498,681
Net Assets at end of period	$2,756,724,690	$2,325,463,172
Accumulated undistributed net investment income (loss)	$19,805,358	$(606,928)

(1)	Prior to January 1, 2017, the Fund operated as a master fund in a master-feeder structure. As of December 31, 2016, the master-feeder structure was reorganized, resulting in a single fund, the Fund, with two separate classes of units.

(2)	Class commenced operations on January 1, 2017.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Changes in Members’ Equity -
For the Period Ended December 31, 2016

	Adviser’s Equity	Members’ Equity	Total Members’ Equity
Members' Equity at March 31, 2016	$4,191,062	$1,708,266,249	$1,712,457,311
Capital contributions	—	360,012,183	360,012,183
Capital tenders	(17,343,330)	(73,774,385)	(91,117,715)
Net investment income	—	40,232,374	40,232,374
Net realized gain on investments	—	22,585,802	22,585,802
Net realized gain on foreign currency translation	—	(1,089,484)	(1,089,484)
Net realized gain on forward foreign currency contracts	—	491,203	491,203
Net realized gain distributions from Primary and Secondary Investments	—	108,689,834	108,689,834
Net change in accumulated unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translation	—	(5,762,827)	(5,762,827)
Adviser's Incentive Allocation from April 1, 2016 to December 31, 2016	16,307,771	(16,307,771)	—
Members' Equity at December 31, 2016	$3,155,503	$2,143,343,178	$2,146,498,681

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2017 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$162,365,670
Adjustments to reconcile Net Increase (decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(117,977,551)
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	(1,761,137)
Net realized gain from investments, forward foreign currency contracts and foreign currency transactions	(22,365,867)
Purchases of Investments	(249,347,677)
Proceeds from sales of investments	228,689,487
Net (purchases) sales and amortization of short-term investments	(214,589,945)
Net realized loss on short-term investments	(4,419)
Net realized gain on forward foreign currency contracts	(23,626,125)
Net realized gain distributions from primary and secondary investments	2,674,315
Amortization of premium and accretion of discount, net	(23,449)
Decrease in interest receivable	109,485
Decrease in dividends receivable	(89,936)
Decrease in investment sales receivable	12,200,204
Decrease in miscellaneous receivables	988,343
Decrease in prepaid assets	229,342
Decrease in investment purchases payable	(532,344)
Increase in management fee payable	1,233,564
Increase in professional fees payable	(967,795)
Increase in line of credit fees	10,000
Increase in interest expense payable	26,075
Increase in accounting and administrative fees payable	553,622
Increase in board of managers' fees payable	(65,000)
Increase in custodian fees payable	52,234
Decrease in other payable	(1,688,460)
Increase (decrease) in administrative services expense payable	756,584
Increase in incentive fees payable	(662,884)
Net Cash (Used in) Operating Activities	(223,813,664)

CASH FLOWS FROM FINANCING ACTIVITIES
Distributions for Members' capital tenders	(29,258)
Proceeds from issuance of Units	335,180,985
Payments from Units redeemed	(66,285,137)
Net Cash Provided by Financing Activities	268,866,590

Net change in cash and cash equivalents	45,052,926

Effect of exchange rate changes on cash	1,880,450

Cash and cash equivalents at beginning of period	180,286,321
Cash and cash equivalents at End of Period	$227,219,697

Supplemental and non-cash financing activities
Cash paid during the period for interest	$—

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights

	Class A Units
	Six Months Ended September 30, 2017 (Unaudited)	Period Ended March 31, 2017(1)
Per Unit Operating Performance(2)
Net asset value, beginning of period	$5.17	$5.00
Income from investment operations:
Net investment income (loss)(3)	0.03	(0.00	)(4)
Net realized and unrealized gain (loss) on investments	0.30	0.17
Net Increase in Net Assets from Operations	0.33	0.17
Distributions from:
Net investment income	—	—
Capital gains	—	—
Total distributions	—	—
Net asset value, end of period	$5.50	$5.17

Total Return(5)(6)	6.31%	3.40%

Ratios and supplemental data:
Net assets, end of period in thousands (000's)	$1,540,091	$1,329,648
Net investment income (loss) to average net assets before Incentive Fee(7)	2.74%	1.08%
Ratio of gross expenses to average net assets, excluding Incentive Fee7)(8)	2.69%	2.82%
Incentive Fee to average net assets(6)	0.72%	0.36%
Ratio of gross expenses and Incentive Fee to average net assets(7)(8)(9)(10)	3.41%	3.18%
Expense waivers to average net assets(7)	0.00%	0.00%
Ratio of net expenses and Incentive Fee to average net assets(7)(9)(10)	2.02%	3.18%
Ratio of net expenses to average net assets, excluding Incentive Fee(7)(9)(10)	2.74%	2.82%

Portfolio Turnover(6)	10.85%	17.93%

(1)	Reflects operations for the period from January 1, 2017 (date of commencement of operations) to March 31, 2017.

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(3)	Calculated using average units outstanding.

(4)	Rounds to less than $.005.

(5)	Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(9)	The Incentive Fee and/or organizational expenses are not annualized.

(10)	Ratio does not include expenses of subsidiaries (see note 1).

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights

	Class I Units
	Six Months Ended September 30, 2017 (Unaudited)		Period Ended March 31, 2017(1)		Year Ended March 31, 2016		Year Ended March 31, 2015		Year Ended March 31, 2014		Year Ended March 31, 2013
Per Unit Operating Performance(2)
Net asset value, beginning of period	$5.18		$5.00		N/A		N/A		N/A		N/A
Income from investment operations:
Net investment income (loss)(3)	0.05		(0.00	)(4)	N/A		N/A		N/A		N/A
Net realized and unrealized gain (loss) on investments	0.29		0.18		N/A		N/A		N/A		N/A
Net Increase in Net Assets from Operations	0.34		0.18		N/A		N/A		N/A		N/A
Distributions from:
Net investment income	—		—		N/A		N/A		N/A		N/A
Capital gains	—		—		N/A		N/A		N/A		N/A
Total distributions	—		—		N/A		N/A		N/A		N/A
Net asset value, end of period	$5.52		$5.18		N/A		N/A		N/A		N/A

Total Return before Incentive Fee / Allocation	N/A	(5)	N/A	(5)	11.75	%(6)	13.44	%(6)	15.24	%*(6)	11.20	%(6)
Total Return after Incentive Fee / Allocation	6.67	%(7)(8)	11.70	%(7)	10.86	%(6)	12.35	%(6)	13.92	%*(6)	10.21	%(6)

Ratios and supplemental data:
Net assets, end of period in thousands (000's)	$1,216,634		$995,815		$1,712,457		$1,214,310		$946,734	*	$657,514
Net investment income (loss) to average net assets before Incentive Fee / Allocation	3.41%		2.52%		0.81%		1.15%		2.21	%*	1.48%
Ratio of gross expenses to average net assets, excluding Incentive Fee / Allocation(9)(10)	2.01%		1.98%		1.47%		1.52%		1.68%		1.65%
Incentive Fee / Allocation to average net assets	0.73%		1.33%		1.12%		1.29%		1.43	%*	1.07%
Ratio of gross expenses and Incentive Fee / Allocation to average net assets(9)(10)	2.74	%(11)	3.31%		2.59%		2.81%		3.11	%*	2.72%
Expense waivers to average net assets	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Ratio of net expenses and Incentive Fee / Allocation to average net assets(10)	2.68	%(11)	3.31%		2.59%		2.81%		3.11	%*	2.72%
Ratio of net expenses to average net assets, excluding Incentive Fee / Allocation(10)	3.41	%(11)	1.98%		1.47%		1.52%		1.68%		1.65%

Portfolio Turnover	10.85	%(8)	17.93%		21.93%		18.25%		26.84	%*	15.47%

*	The item includes a correction due to the misstatement for the year ended March 31, 2014. Refer to Note 11 in the Notes to Consolidated Financial Statements for the year ended March 31, 2015.

(1)	Prior to January 1, 2017, the Fund operated as a master fund in a master-feeder structure. As of December 31, 2016, the master-feeder structure was reorganized, resulting in a single fund, the Fund. Class I commenced operations after the Reorganization and is deemed to be the accounting survivor (See Note 1).

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(3)	Calculated using average units outstanding.

(4)	Rounds to less than $.005.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights (continued)

(5)	Total investment return before Incentive Fee / Allocation was calculated based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period prior to the Reorganization. The full year total investment return before Incentive Fee / Allocation would calculate to be 12.50% based on the prior method.

(6)	Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(7)	Total return based on Net Asset Value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(10)	Ratio does not include expenses of subsidiaries (see note 1).

(11)	Annualized.

N/A - Not Applicable

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Fund”) is a Delaware limited liability company organized on August 4, 2008 and which commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company and is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”). A board of managers (the “Board” or “Managers”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser. The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a globally diversified portfolio of private equity and debt investments. The Fund may make investments through its wholly- owned subsidiaries, Partners Group Private Equity (Subholding), LLC (the “Onshore Subsidiary”) and Partners Group Private Equity (Luxembourg) S.à r.l (the “Offshore Subsidiary”, and together with the Onshore Subsidiary, the “Subsidiaries”). The Board has oversight responsibility for the Fund’s investment in the Subsidiaries and the Fund’s role as sole member of the Subsidiaries.

Units of limited liability company interests in the Fund (“Units”) are offered only to investors that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended, and a “qualified client” within the meaning of Rule 205-3 under the Investment Advisers Act of 1940. Holders of Units become members of the Fund (“Members”).

Prior to January 1, 2017, the Fund operated as a master fund in a master-feeder structure. As of December 31, 2016, the master-feeder structure was reorganized, resulting in a single fund, the Fund, with two separate classes of Units (the “Reorganization”). Prior to the Reorganization, Partners Group Private Equity, LLC and Partners Group Private Equity (TEI), LLC (the “Service Feeder Funds”) and Partners Group Private Equity (Institutional), LLC and Partners Group Private Equity (Institutional TEI), LLC (the “Institutional Feeder Funds” and together with the “Service Feeder Funds”, the “Feeder Funds”) owned all of the interests of the Fund. As part of the Reorganization, all of the then outstanding interests of the Fund were converted into (i) Class A Units in the case of a Service Feeder Fund and (ii) Class I Units in the case of an Institutional Feeder Fund. The financial statements (including the financial highlights) of the Feeder Funds, and other information about the Feeder Funds, can be obtained on the SEC’s website (http://www.sec.gov). The address of the SEC’s internet site is provided solely for the information of prospective investors and is not intended to be an active link. Following the Reorganization on December 31, 2016 at 11:59pm EST, each member of the Feeder Funds became a Member of the Fund. Effective January 1, 2017, the Fund intends to elect to be treated for U.S. federal income tax purposes and to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization constituted a tax-free reorganization of the Fund.

The Fund offers two separate classes of Units designated as Class A Units (the “Class A Units”) and Class I Units (the “Class I Units”). While the Fund presently intends to offer two classes of Units, it may offer other classes of Units as well in the future. The Class A Units and the Class I Units have, and each class of Units, if any, issued by the Fund in the future will have differing characteristics, particularly in terms of the sales charges that Members in that class may bear, and the distribution and service fees that each class may be charged. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure. Class I is deemed to be the accounting survivor.

Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of units based on the relative net assets of each class to the total net assets of the Fund. Each class of units differs in its distribution and service plan (including whether a distribution and service plan exists) and certain other class-specific expenses.

2. Significant Accounting Policies

The Fund is an investment company. Accordingly, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Valuation of Investments

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity and Debt Investments”).

The Fund estimates the fair value of its Private Equity Investments in conformity with U.S. GAAP. The Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board, require evaluation of all relevant factors available at the time the Fund values its investments. The inputs or methodologies used for valuing the Fund’s Private Equity Investments are not necessarily an indication of the risk associated with investing in those investments.

Direct Investments

In assessing the fair value of non-traded Direct Investments, the Fund uses a variety of methods such as the latest round of financing, earnings and multiple analysis, discounted cash flow and market data from third party pricing services, and makes assumptions that are based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for long-term debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For each class of investment that includes investments that can never be redeemed with the investees, the Fund expects to receive distributions through the liquidation of the underlying assets of the investees at the end of the partnership term.

Daily Traded Investments

The Fund values investments traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board, at their last sales price, or (2) on NASDAQ at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Securities traded on a foreign securities exchange generally are valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. Dollars at the current exchange rate provided by a recognized pricing service.

Investments for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 60 days or less are valued by the Adviser at amortized cost.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

c. Cash and Cash Equivalents

Pending investment in Private Equity Investments and in order to maintain liquidity, the Fund holds cash, including amounts held in foreign currency and short-term interest bearing deposit accounts. At times, those amounts may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates. As of September 30, 2017, the Fund’s investments were denominated as follows:

Currency	Number of investments
Australian Dollars	6
Brazilian Reals	1
Canadian Dollars	5
Danish Krone	2
Euros	84
Hong Kong Dollars	2
Indian Rupees	1
Japanese Yen	2
Norwegian Krone	2
Pound Sterlings	13
Swedish Krona	2
Swiss Francs	2

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the six months ended September 30, 2017, the Fund entered into fifteen long forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $4,663,623 in unrealized appreciation on forward foreign currency contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $(23,626,125) in net realized losses and $1,761,137 change in net unrealized appreciation on forward foreign currency exchange contracts. The outstanding forward foreign currency exchange contract amounts at September 30, 2017 are representative of contract amounts during the period.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

f. Investment Income

The Fund records distributions of cash or in-kind securities from a Private Equity Investment at fair value based on the information contained in distribution notices provided to the Fund by the Private Equity Investment when distributions are received. Thus, the Fund would recognize within the Consolidated Statement of Operations its share of realized gains or (losses) and the Fund’s share of net investment income or (loss) based upon information received regarding distributions from Private Equity Investments. Unrealized appreciation (depreciation) on investments within the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and the Fund’s share of undistributed net investment income or (loss) from Private Equity Investments for the relevant period.

For certain direct deals the Fund accounts particular income received as other income and transaction income. The other income includes transfer fees, amendment fees, unfunded fees and any other income which is not categorized as an interest income. The transaction income is an extraordinary income for certain Direct Investments including break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, syndication fees, and any other fees payable to the Fund with respect to any Direct Investments or unconsummated transactions.

g. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for line of credit; fees for data and software providers; costs of insurance; registration expenses; Board fees; and expenses of meetings of the Board.

h. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of secondary investments consist of imputed expenses relating to the amortization of deferred payments on investments purchased in secondary transactions. Such expenses are recognized on a monthly basis until the due date of a deferred payment. At due date the net present value of such payment equals the notional amount due to the respective counterparty.

i. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the position will be sustained upon examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized upon settlement. The Fund reports any interest expense related to income tax matters in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations.

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction, and based on such review, the Fund has concluded that no additional provision for income tax is required in the Fund’s consolidated financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

Prior to January 1, 2017, for U.S. federal income tax purposes, the Fund was treated as a partnership, and each Member of the Fund (i.e., each Feeder Fund) was treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no U.S. federal, state or local income taxes were paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Effective December 31, 2016, the Fund filed an election with the Internal Revenue Service to be treated as an association taxable as a corporation for U.S. federal income tax purposes. Furthermore, effective January 1, 2017, the Fund intends to elect to be treated for U.S. federal income tax purposes and to qualify annually, as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If the Fund were to fail to meet the requirements of Subchapter M of the Code to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Members, and all distributions out of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment under Subchapter M of the Code. The Fund intends to comply with the requirements under Subchapter M of the Code and to distribute substantially all of its taxable income and gains to Members and to meet certain diversification and income requirements with respect to its investments. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements. The Subsidiaries do not intend to qualify as a RIC. The Onshore Subsidiary will continue to be treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary will continue to be treated as an entity disregarded as separate from its sole owner, the Fund, for U.S. federal income tax purposes. As part of the process of preparing its consolidated financial statements, the Onshore Subsidiary is required to account for its estimate of income taxes for Federal and State purposes through the establishment of a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. To the extent the Onshore Subsidiary has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. The Offshore Subsidiary is not subject to U.S. federal and state income taxes.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2017, the tax years from the year 2013 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

The Fund reclassified $93,209,952 from undistributed net investment income, $393,836,936 of accumulated net realized gain (loss) on investments, forward foreign currency contracts and $197,605,822 of accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation, to paid-in capital during the year ended March 31, 2017. The reclassification was to reflect, as an adjustment to paid-in capital due to the reorganization from a partnership to a RIC.

j. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

k. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

l. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The Fund has adopted the new disclosure requirements on offsetting in the following table which presents the Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of September 30, 2017:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Collateral Pledged	Net Amount[1]
Barclays Capital	$2,610,872	$—	$—	$—	$2,610,872
Barclays Capital	$2,052,751	$—	$—	$—	$2,052,751

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

m. Recently Adopted Accounting Pronouncement

In October 2016, the SEC adopted new rules and amended rules intended to modernize the reporting and disclosure of information by registered investment companies. In part, it amends Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

●	Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

●	Level 2 – Pricing inputs are other than quoted prices in active markets (i.e., Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the Investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following table presents the Fund’s investments at September 30, 2017 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$93,010,276	$—	$824,239,397	$917,249,673
Direct Debt Investments	—	—	660,927,731	660,927,731
Total Direct Investments*	$93,010,276	$—	$1,485,167,128	$1,578,177,404
Common Stocks	91,300,845	—	—	91,300,845
Secondary Investments*	—	—	297,831,044	297,831,044
Primary Investments *	—	—	236,160,145	236,160,145
Short-Term Investments	364,391,734	—	—	364,391,734
Total Investments	$548,702,855	$—	$2,019,158,317	$2,567,861,172
Other Financial Instruments
Foreign Currency Exchange Contracts **	$4,663,623	$—	$—	$4,663,623
Total Foreign Currency Exchange Contracts	$4,663,623	$—	$—	$4,663,623

*	The terms “Direct Investments”, “Primary Investments” and “Secondary Investments” are defined in Note 2.b.

**	Forward Foreign Currency Exchange Contracts are detailed in Note 2.e.

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2017	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of premium discount	Net transfers in or out of Level 3	Balance as of September 30, 2017
Direct Investments:
Direct Equity Investments	$670,787,633	$356,224	$77,869,864	$76,735,603	$(1,509,927)	$—	$—	$824,239,397
Direct Debt Investments	702,087,168	1,177,291	11,497,117	30,157,584	(84,014,878)	23,449	—	660,927,731
Total Direct Investments*	$1,372,874,801	$1,533,515	$89,366,981	$106,893,187	$(85,524,805)	$23,449	$—	$1,485,167,128
Secondary Investments*	258,426,226	(1,914,786)	32,176,887	67,348,081	(58,205,364)	—	—	297,831,044
Primary Investments*	202,368,793	(35,710)	15,285,998	47,905,586	(29,364,522)	—	—	236,160,145
Total	$1,833,669,820	$(416,981)	$136,829,866	$222,146,854	$(173,094,691)	$23,449	$—	$2,019,158,317

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the period ended September 30, 2017, there were no transfers between levels.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The amount of the net change in unrealized appreciation for the six months ended September 30, 2017 relating to investments in Level 3 assets still held at September 30, 2017 is $136,829,866, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

*	For the purposes of the tables above: “Direct Investments” are private investments directly into the equity or debt of selected operating companies, often together with the management of the Fund. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment. Secondary Investments involve acquiring single or portfolios of assets on the secondary market. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any Investment, the Fund may re-classify such Investment as it deems appropriate.

The Fund’s Valuation Procedures have been approved by the Board. The Valuation Procedures are implemented by the Adviser and the Fund’s third party administrator, both of which report to the Board. For third-party information, the Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Fund, which include discounted cash flow methods and market comparables. The Adviser oversees the valuation of the Fund’s investments pursuant to the Valuation Procedures. The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Fund that hold Private Equity Investments held by the Fund. In such cases, the Adviser may value such Private Equity Investments in consultation with its affiliates.

The valuations attributed to investments held by the Fund and other clients of the Adviser might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and the other clients.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2017:

Type of Security	Fair Value at 9/30/2017 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$701,619	Market comparable companies	Enterprise value to EBITDA multiple	5.00 x – 17.30 x (12.12 x)
	32,535	Market comparable companies	Price to book ratio	3.40 x -3.40 x (3.40 x)
	12,480	Market comparable companies	Enterprise value to sales multiple	0.88 x -2.50 x (1.16 x)
	4,745	Reported fair value	Reported fair value	n/a - n/a (n/a)
	5,296	Exit price	Recent transaction price	n/a - n/a (n/a)
	67,565	Recent financing	Recent transaction price	n/a - n/a (n/a)
Direct Debt Investments	$5,273	Market comparable companies	Enterprise value to EBITDA multiple	8.40 x – 8.40 x (8.40 x)
	277,327	Discounted cash flow	Discount factor	5.17% - 12.55% (9.83%)
	364,336	Broker quotes	Indicative quotes for an inactive market	n/a - n/a (n/a)
	18,936	Recent financing	Recent transaction price	n/a - n/a (n/a)
Primary and Secondary Investments	$532,466	Adjusted reported net asset value	Reported net asset value	n/a - n/a (n/a)
	1,526	Adjusted reported net asset value	Fair value adjustments	n/a - n/a (n/a)

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

4. Revolving Credit Agreement

Effective February 2, 2016, the Fund entered into a secured, committed multicurrency revolving line of credit (“LOC”) facility with Lloyds Bank plc and The Royal Bank of Scotland plc in the aggregate maximum principal amount of $150,000,000. The Fund anticipates that this line of credit facility will be primarily used for working capital requirements and for financing investments and funding associated costs and expenses. The Fund will incur additional interest and other expenses with respect to the use of this and other future line of credit facilities. Borrowings are charged a rate of interest per annum which is the aggregate of the applicable margin and London Interbank Offered Rate (“LIBOR”) or, in relation to any loan in Euros, the Euro Interbank Offered Rate (“EURIBOR”), and a commitment fee of 1.20% per annum on the daily unused portion. For the six months ended September 30, 2017, the Fund did not utilize this LOC and paid no interest on borrowings. There were no outstanding borrowings at September 30, 2017. In addition to the Commitment fees of 1.2% the Fund pays Arrangement fees (1.15% of the total commitment) and Borrowing fees of $25,000 per annum. The Arrangement fees are disclosed as an asset amortized over the life of the LOC arrangement and expensed monthly on the Statement of Operations as a Line of Credit fees. The arrangement fees are paid in several instalments with the first payment due on the date of the Facility Agreement followed by the first and second anniversary of the date of the contract.

5. Distributions/Allocation of Members’ Capital

Until December 31, 2016, net profits or net losses of the Fund for each Allocation Period (as defined below) were allocated among and credited to or debited against the capital accounts of the Members (i.e., each Feeder Fund). Each “Allocation Period” is a period that begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year, (3) the day preceding a day on which newly issued Interests are purchased by Members, (4) a day on which Interests are repurchased by the Fund pursuant to tenders of Interests by Members or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

As of January 1, 2017, the Fund contemplates declaring as dividends each year all or substantially all of its investment company taxable income. From time to time, the Fund may also pay special interim distributions in the form of cash or Units at the discretion of the Board. Unless Members elect to receive distributions in the form of cash, the Fund intends to make its ordinary distributions in the form of additional Units under a dividend reinvestment plan. Any distributions reinvested will nevertheless remain taxable to Members that are U.S. persons.

From and after January 1, 2017, the Incentive Allocation has been replaced by an “Incentive Fee” having the same economic effect on Members and refer to discussion in Note 7.

6. Unit Transactions/Subscription and Repurchase of Units

Units are generally offered for purchase as of the first day of each calendar month, except that Units may be offered more or less frequently as determined by the Board in its sole discretion.

The Fund has adopted a Distribution and Service Plan (the “Distribution Plan”) which allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and the provision of personal services to holders of Class A Units. Under the Distribution Plan, the Fund may pay as compensation up to 0.70% on an annualized basis of the Fund’s net assets value attributable to Class A Units (the “Distribution Fee”) to the Fund’s placement agent or other qualified recipients. Payment of the Distribution Fee is governed by the Distribution Plan, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class A Units in compliance with Rule 12b-1 under the Investment Company Act. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Units. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, under the Distribution Plan, subscriptions for Class A Units may be subject to a placement fee (the “Placement Fee”) of up to 3.50% of the subscription amount. No Placement Fee may be charged without the consent of the placement agent.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

6. Unit Transactions/Subscription and Repurchase of Units (continued)

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conducts quarterly repurchase offers for Units having an aggregate value of no more than 5% of the Fund’s net assets on or about each January 1st, April 1st, July 1st and October 1st. A 2.00% early repurchase fee (the “Early Repurchase Fee”) will be charged by the Fund with respect to any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units. For purposes of calculation of the Early Repurchase Fee, Units issued in the Reorganization and representing interests in a Feeder Fund that were outstanding for more than twelve months prior to December 31, 2016 are treated as having been outstanding for more than twelve months. Moreover, Units issued in the Reorganization and representing interests in a Feeder Fund outstanding for less than twelve months prior to December 31, 2016 are treated as having been outstanding for less than twelve months for purposes of calculation of the Early Repurchase Fee. For all Units received in connection with the Reorganization, the prior holding period is tacked.

Transactions in Fund Units were as follows:

	For the Period from April 1, 2017 through September 30, 2017		For the Period from January 1, 2017 (Reorganization) through March 31, 2017
	Units	Dollar Amounts	Units		Dollar Amounts
Class A Units
Sales	32,592,886	$172,229,787	15,608,947	(1)	$78,770,728	(1)
Repurchases	(5,280,596)	(28,592,804)	(2,147,288	)(2)	(11,100,096	)(2)
Class exchanges	(4,289,347)	(23,025,003)	(53,481,499)		(270,450,808)
Net increase (decrease)	23,022,943	$120,611,980	(40,019,840)		$(202,780,176)
Class I Units
Sales	30,613,263	$162,951,198	9,394,736	(1)	$47,473,000	(1)
Repurchases	(6,949,391)	(37,688,134)	(2,482,552	)(2)	(12,855,534	)(2)
Class exchanges	4,284,863	23,025,003	53,448,629		270,450,808
Net increase (decrease)	27,948,735	$148,288,067	60,360,813		$305,068,274

(1)	In connection with the Reorganization, excludes Units issued equal to 297,197,696 and 131,904,371, and $1,485,988,480 and $659,521,857, of Class A Units and Class I Units, respectively.

(2)	Includes Early Repurchase Fees of $1,478 and $0 of Class A Units and Class I Units, respectively.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

7. Management Fees, Incentive Allocation/ Incentive Fee, and Fees and Expenses of Managers

The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. Until December 31, 2016, the Fund paid the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment.

Since January 1, 2017, the Fund paid the Adviser a monthly management fee equal to 1/12th of 1.50% (1.50% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. In no event will the management fee exceed 1.75% as a percentage of the Fund’s net asset value. For the six months ended September 30, 2017, the Fund paid $20,463,368 in management fees to the Adviser.

In addition, until December 31, 2016, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Fund for the relevant period of each Member over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) is debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Fund (the “Incentive Allocation Account”). The Incentive Allocation Account is maintained solely for the purpose of being allocated the Incentive Allocation and thus, the Incentive Allocation Account does not participate in the net profits or losses of the Fund.

Effective January 1, 2017, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an amount (the “Incentive Fee”) equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). The Fund will maintain a new memorandum account (the “New Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the New Loss Recovery Account in proportion to their holdings of Units. The Member’s New Loss Recovery Account was not adjusted for such Member’s allocable share of the net losses of the Fund, if any, for the Allocation Period then ending that are attributable to the portion of the Interest so repurchased or transferred. For the six months ended September 30, 2017, the Fund paid $18,666,881 in Incentive Fees to the Adviser.

Effective April 1, 2016, in consideration of the services rendered by each Manager who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), the Fund pays each Independent Manager a fee of $55,000 per year. In addition, the Fund pays an additional fee of $10,000 per year to (i) the chairman of the Board and (ii) the chairman of the audit committee of the Board. Effective December 2, 2016. In consideration of the services rendered by the special advisers to the Board, the Fund pays each special adviser a fee of $55,000 per year. The Managers and Special Advisers to the Board do not receive any pension or retirement benefits. The Fund also reimburses the Independent Managers and the special advisers expenses in connection with their services as Managers and special advisers, respectively.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

8. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of September 30, 2017:

	Shares as of September 30, 2017	Fair Value as of March 31, 2017	Gross Additions(1)	Gross Reductions(2)	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2017	Affiliated Income
Non-Controlled Affiliates
AAVAS Financiers Limited	6,475,083	$28,980,774	$—	$—	$3,554,167	$32,534,941	$—
Astorg Co-Invest SGG, FCPI	—	24,038,603	3,085,450	—	(5,634,865)	21,489,188	—
Capvis IV Co- Investors Faster L.P.	—	16,794,854	749	—	8,454,986	25,250,589	—
ECP Holding Company, LLC	9,753,907	8,990,000	527,273	—	803,789	10,321,062	—
Huntress Co-Investment L.P.	—	44,255,297	—	—	2,602,181	46,857,478	—
Quadriga Capital IV Investment Holding II L.P.*	—	15,327,237	—	—	3,049,391	18,376,628	—
MHS Acquisition Holdings, LLC*	7,319,607	6,719,233	600,374	—	5,345	7,324,952	—
MHS Blocker Purchaser L.P.*	28,280,767	28,280,767	—	—	20,608	28,301,375	—
Total Non-Controlled Affiliates	51,829,364	$173,386,765	$4,213,846	$—	$12,855,602	$190,456,213	$—

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

*	The financial statements for the period ended March 31, 2017 incorrectly omitted these investments as affiliates. Fund management has evaluated the impact of this omission on the previously issued financial statements as of and for the year ended March 31, 2017 taken as a whole and concluded that such financial statements were not materially misstated. However, in order to correctly present the above affiliate investments for the period ended September 30, 2017, the previously issued financial statements were revised to correct for this classification.

9. Accounting and Administration Agreement

State Street Bank and Trust Company (the “Administrator”) serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. For these services the Administrator receives a fixed monthly fee, based upon average net assets, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six months ended September 30, 2017, the Fund accumulated $1,231,775, in administration and accounting fees.

10. Investment Transactions

Total purchases of investments for the six months ended September 30, 2017 amounted to $249,347,677. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2017 amounted to $228,689,487. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the investments as to the amounts of taxable income allocated to the Fund as of September 30, 2017.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

11. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

12. Commitments

As of September 30, 2017, the Fund had funded $2,691,230,362 or 80.05% of the $3,362,017,492 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $1,855,923,416 of $1,910,951,998 in total commitments, (ii) Secondary Investments it had funded $582,477,477 of $643,222,252 in total commitments, and (iii) Primary Investments it had funded $252,829,468 of $807,843,241 in total commitments, in each case, as of September 30, 2017.

13. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Private Equity Investments. Typically, these investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments.

Investments in Fund Units provide limited liquidity because Members will not be able to redeem Units on a daily basis because the Fund is a closed-end fund. Therefore investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

14. Tax Information

As of September 30, 2017, the Fund’s aggregate investment unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$2,176,375,853	$239,572,398
Gross unrealized appreciation	483,692,561	4,663,623
Gross unrealized depreciation	(92,207,242)	—
Net unrealized investment appreciation	$391,485,319	$4,663,623

The tax cost of the Fund’s investments as of September 30, 2017, approximates their amortized cost.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2017 (Unaudited) (continued)

15. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements except for the following:

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act requires registered management investment companies to report on all subject matters put to the vote of shareholders and provide final results. Unitholders were asked to participate in a special meeting of unitholders on August 18, 2017, as reconvened on September 29, 2017 and adjourned to October 27, 2017 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the following tables.

Partners Group Private Equity (Master Fund), LLC

Proposal 1: To elect the following as Managers of the Fund:

Proposed Managers	Units For	Units Withheld
Robert M. Collins	97.269%	2.731%
Lewis R. Hood, Jr.	97.112%	2.888%
James F. Munsell	97.225%	2.775%
Stephen G. Ryan	97.137%	2.863%
Robert J. Swieringa	97.008%	2.992%

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-1330.

 ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Not applicable.

(b) Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES AND LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

During the most recent fiscal year the Fund has not been engaged in security lending activities.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 5, 2017

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date:	December 5, 2017

*	Print the name and title of each signing officer under his or her signature.